Expense Example	Sep. 24, 2026 USD ($)
Leverage Shares 2X Long NScale Daily ETF | Leverage Shares 2X Long NScale Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Short NScale Daily ETF | Leverage Shares 2X Short NScale Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 1X Short NScale Daily ETF | Leverage Shares 1X Short NScale Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 315